INCOME TAXES (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings (loss) from continuing operations	CAD (76.8)	CAD (71.9)	CAD (130.3)
Earnings (loss) from discontinued operations	0.0	0.0	3.1
Earnings (loss) before income taxes	(76.8)	(71.9)	(127.2)
CANADA
Earnings (loss) from continuing operations	(42.0)	(61.7)	(108.9)
UNITED STATES
Earnings (loss) from continuing operations	CAD (34.8)	CAD (10.2)	CAD (21.4)